Supplemental guarantor information required under SEC regulations (Tables) - UBS AG	12 Months Ended
Dec. 31, 2020
Supplemental Guarantor Information [Line Items]
Schedule Of Condensed Income Statement [Table Text Block]
Supplemental guarantor consolidated income statement
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2020
Operating income
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	3,386	3,636	2,612	(818)	8,816
Interest expense from financial instruments measured at amortized cost	(3,694)	(513)	(1,261)	1,134	(4,333)
Net interest income from financial instruments measured at fair value through profit or loss	1,103	164	311	(273)	1,305
Net interest income	794	3,288	1,662	43	5,788
Other net income from financial instruments measured at fair value through profit or loss	4,857	911	1,044	118	6,930
Credit loss (expense) / release	(352)	(286)	(56)	0	(695)
Fee and commission income	3,731	4,585	13,651	(984)	20,982
Fee and commission expense	(644)	(829)	(1,263)	961	(1,775)
Net fee and commission income	3,087	3,756	12,388	(23)	19,207
Other income	4,671	233	2,585	(5,941)	1,549
Total operating income	13,057	7,902	17,623	(5,803)	32,780
Operating expenses
Personnel expenses	3,458	2,017	9,211	0	14,686
General and administrative expenses	3,507	3,313	4,147	(2,481)	8,486
Depreciation and impairment of property, equipment and software	1,008	261	698	(116)	1,851
Amortization and impairment of goodwill and intangible assets	5	0	52	1	57
Total operating expenses	7,978	5,591	14,108	(2,596)	25,081
Operating profit / (loss) before tax	5,079	2,311	3,515	(3,207)	7,699
Tax expense / (benefit)	238	444	912	(107)	1,488
Net profit / (loss)	4,840	1,868	2,603	(3,100)	6,211
Net profit / (loss) attributable to non-controlling interests	0	0	15	0	15
Net profit / (loss) attributable to shareholders	4,840	1,868	2,588	(3,100)	6,196
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated income statement
USD million	UBS AG(standalone)[1,2]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[3]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2019
Operating income
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	4,864	4,048	3,719	(1,928)	10,703
Interest expense from financial instruments measured at amortized cost	(6,547)	(737)	(2,317)	2,298	(7,303)
Net interest income from financial instruments measured at fair value through profit or loss	1,177	(228)	394	(327)	1,015
Net interest income	(506)	3,083	1,796	42	4,415
Other net income from financial instruments measured at fair value through profit or loss	5,116	924	1,114	(322)	6,833
Credit loss (expense) / release	(51)	7	(33)	0	(78)
Fee and commission income	3,285	4,342	12,527	(997)	19,156
Fee and commission expense	(674)	(819)	(1,188)	986	(1,696)
Net fee and commission income	2,610[4]	3,523[4]	11,338	(11)	17,460
Other income	4,899	259	1,960	(6,442)	677
Total operating income	12,069	7,796	16,176	(6,733)	29,307
Operating expenses
Personnel expenses	3,251	1,936	8,614	0	13,801
General and administrative expenses	3,467	3,181	4,565	(2,627)	8,586
Depreciation and impairment of property, equipment and software	861	221	602	(108)	1,576
Amortization and impairment of goodwill and intangible assets	94	0	170	(88)	175
Total operating expenses	7,672	5,338	13,951	(2,823)	24,138
Operating profit / (loss) before tax	4,396	2,458	2,225	(3,911)	5,169
Tax expense / (benefit)	175	514	530	(21)	1,198
Net profit / (loss)	4,221	1,944	1,695	(3,890)	3,971
Net profit / (loss) attributable to non-controlling interests	0	0	6	0	6
Net profit / (loss) attributable to shareholders	4,221	1,944	1,689	(3,889)	3,965
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in a decrease in Net profit attributable to shareholders for the year ended 31 December 2019 of USD 61 million, almost entirely reflected within Other income. 3 The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries. 4 Includes the effects of the transfer in 2019 of beneficial ownership of a portion of Global Wealth Management international business booked in Switzerland from UBS Switzerland AG to UBS AG. Refer to “Note 25 Changes in organization and other events affecting comparability” in the “UBS AG standalone financial statements” section of the UBS AG Standalone financial statements and regulatory information for the year ended 31 December 2019.

Supplemental guarantor consolidated income statement
USD million	UBS AG(standalone)[1,2]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[3]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2018
Operating income
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	4,532	4,230	3,634	(2,275)	10,121
Interest expense from financial instruments measured at amortized cost	(6,109)	(598)	(2,192)	2,405	(6,494)
Net interest income from financial instruments measured at fair value through profit or loss	1,079	(270)	625	(91)	1,344
Net interest income	(497)	3,363	2,068	38	4,971
Other net income from financial instruments measured at fair value through profit or loss	5,204	889	970	(110)	6,953
Credit loss (expense) / release	(37)	(52)	(9)	(19)	(117)
Fee and commission income	2,655	4,474	13,159	(656)	19,632
Fee and commission expense	(851)	(391)	(1,108)	648	(1,703)
Net fee and commission income	1,804	4,083	12,050	(8)	17,930
Other income	5,248	198	2,110	(6,651)	905
Total operating income	11,722	8,480	17,189	(6,749)	30,642
Operating expenses
Personnel expenses	3,592	1,890	8,510	0	13,992
General and administrative expenses	4,691	3,471	5,403	(3,490)	10,075
Depreciation and impairment of property, equipment and software	715	21	316	0	1,052
Amortization and impairment of goodwill and intangible assets	3	0	62	0	65
Total operating expenses	9,001	5,382	14,291	(3,490)	25,184
Operating profit / (loss) before tax	2,721	3,098	2,898	(3,259)	5,458
Tax expense / (benefit)	29	670	577	68	1,345
Net profit / (loss)	2,691	2,428	2,321	(3,327)	4,113
Net profit / (loss) attributable to non-controlling interests	0	0	7	0	7
Net profit / (loss) attributable to shareholders	2,691	2,428	2,314	(3,327)	4,107
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in an increase in Net profit attributable to shareholders for the year ended 31 December 2018 of USD 521 million, almost entirely reflected within Other income. 3 The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.

Condensed Statement Of Comprehensive Income [Table Text Block]
Supplemental guarantor consolidated statement of comprehensive income
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2020

Comprehensive income attributable to shareholders
Net profit / (loss)	4,840	1,868	2,588	(3,100)	6,196

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	81	1,228	690	(969)	1,030
Financial assets measured at fair value through other comprehensive income, net of tax	0	0	137	0	136
Cash flow hedges, net of tax	902	26	101	(18)	1,011
Cost of hedging, net of tax	(13)				(13)
Total other comprehensive income that may be reclassified to the income statement, net of tax	971	1,254	928	(988)	2,165

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	(67)	(107)	40	0	(134)
Own credit on financial liabilities designated at fair value, net of tax	(293)				(293)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(360)	(107)	40	0	(427)

Total other comprehensive income	611	1,147	968	(988)	1,738
Total comprehensive income attributable to shareholders	5,451	3,015	3,556	(4,088)	7,934

Total comprehensive income attributable to non-controlling interests			36		36
Total comprehensive income	5,451	3,015	3,592	(4,088)	7,970
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated statement of comprehensive income
USD million	UBS AG(standalone)[1,2]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[3]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2019

Comprehensive income attributable to shareholders
Net profit / (loss)	4,221	1,944	1,689	(3,889)	3,965

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	5	150	39	(102)	92
Financial assets measured at fair value through other comprehensive income, net of tax	0	0	117	0	117
Cash flow hedges, net of tax	870	140	147	(15)	1,143
Total other comprehensive income that may be reclassified to the income statement, net of tax	875	290	303	(117)	1,351

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	(89)	(6)	(75)	0	(170)
Own credit on financial liabilities designated at fair value, net of tax	(392)				(392)

Total other comprehensive income that will not be reclassified to the income statement, net of tax	(481)	(6)	(75)	0	(562)

Total other comprehensive income	394	284	228	(117)	789
Total comprehensive income attributable to shareholders	4,616	2,228	1,917	(4,007)	4,754

Total comprehensive income attributable to non-controlling interests			2		2
Total comprehensive income	4,616	2,228	1,919	(4,007)	4,756
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in a decrease in Total comprehensive income attributable to shareholders for the year ended 31 December 2019 of USD 56 million, reflecting a decrease of USD 61 million in Net profit attributable to shareholders and a USD 6 million increase in Total other comprehensive income attributable to shareholders. 3 The ”Other subsidiaries“ column includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated statement of comprehensive income
USD million	UBS AG(standalone)[1,2]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[3]	Eliminationentries	UBS AG(consolidated)
For the year ended 31 December 2018

Comprehensive income attributable to shareholders
Net profit / (loss)	2,691	2,428	2,314	(3,327)	4,107

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	(452)	(109)	215	(169)	(515)
Financial assets measured at fair value through other comprehensive income, net of tax	0	0	(45)	0	(45)
Cash flow hedges, net of tax	(277)	2	19	(13)	(269)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(729)	(107)	189	(182)	(829)

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	89	(126)	212	0	175
Own credit on financial liabilities designated at fair value, net of tax	509				509
Total other comprehensive income that will not be reclassified to the income statement, net of tax	598	(126)	212	0	684

Total other comprehensive income	(131)	(233)	401	(182)	(145)
Total comprehensive income attributable to shareholders	2,560	2,195	2,715	(3,509)	3,961

Total comprehensive income attributable to non-controlling interests			5		5
Total comprehensive income	2,560	2,195	2,721	(3,509)	3,967
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in an increase in Total comprehensive income attributable to shareholders for the year ended 31 December 2018 of USD 438 million, reflecting an increase of USD 521 million in Net profit attributable to shareholders and a USD 83 million decrease in Total other comprehensive income attributable to shareholders. 3 The ”Other subsidiaries“ column includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

Schedule Of Condensed Balance Sheet [Table Text Block]
Supplemental guarantor consolidated balance sheet
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
As of 31 December 2020
Assets
Cash and balances at central banks	34,426	91,638	32,167		158,231
Loans and advances to banks	40,171	6,385	19,465	(50,678)	15,344
Receivables from securities financing transactions	56,568	4,026	43,350	(29,735)	74,210
Cash collateral receivables on derivative instruments	32,771	1,543	10,093	(11,671)	32,737
Loans and advances to customers	99,952	228,279	73,513	(20,767)	380,977
Other financial assets measured at amortized cost	8,411	8,084	13,368	(2,644)	27,219
Total financial assets measured at amortized cost	272,299	339,956	191,957	(115,495)	688,717
Financial assets at fair value held for trading	110,812	55	16,260	(1,634)	125,492
of which: assets pledged as collateral that may be sold or repledged by counterparties	54,468	1	6,247	(13,617)	47,098
Derivative financial instruments	154,313	6,342	44,005	(45,041)	159,618
Brokerage receivables	16,898		7,763	(2)	24,659
Financial assets at fair value not held for trading	46,198	13,068	36,444	(15,672)	80,038
Total financial assets measured at fair value through profit or loss	328,221	19,464	104,473	(62,350)	389,808
Financial assets measured at fair value through other comprehensive income	187		8,072		8,258
Investments in subsidiaries and associates	53,606	38	439	(52,526)	1,557
Property, equipment and software	6,999	1,335	3,975	(350)	11,958
Goodwill and intangible assets	217		6,234	28	6,480
Deferred tax assets	840	1	8,334	(1)	9,174
Other non-financial assets	6,641	2,063	854	(183)	9,374
Total assets	669,010	362,857	324,337	(230,878)	1,125,327
Liabilities
Amounts due to banks	41,414	34,096	43,066	(107,527)	11,050
Payables from securities financing transactions	17,247	566	18,407	(29,899)	6,321
Cash collateral payables on derivative instruments	35,875	561	12,495	(11,618)	37,313
Customer deposits	98,441	293,371	112,372	23,745	527,929
Funding from UBS Group AG and its subsidiaries[3]	53,979				53,979
Debt issued measured at amortized cost	75,658	9,687	3	3	85,351
Other financial liabilities measured at amortized cost	5,285	2,567	5,745	(3,175)	10,421
Total financial liabilities measured at amortized cost	327,898	340,848	192,088	(128,470)	732,364
Financial liabilities at fair value held for trading	28,800	335	5,989	(1,529)	33,595
Derivative financial instruments	156,192	5,593	44,359	(45,043)	161,102
Brokerage payables designated at fair value	25,045		13,704	(7)	38,742
Debt issued designated at fair value	58,986		935	(54)	59,868
Other financial liabilities designated at fair value	11,255		23,445	(2,927)	31,773
Total financial liabilities measured at fair value through profit or loss	280,279	5,927	88,433	(49,559)	325,080
Provisions	1,293	301	1,197		2,791
Other non-financial liabilities	2,173	987	3,907	(49)	7,018
Total liabilities	611,643	348,063	285,625	(178,078)	1,067,254

Equity attributable to shareholders	57,367	14,794	38,393	(52,800)	57,754
Equity attributable to non-controlling interests			319		319
Total equity	57,367	14,794	38,712	(52,800)	58,073
Total liabilities and equity	669,010	362,857	324,337	(230,878)	1,125,327
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries. 3 Represents funding from UBS Group AG to UBS AG.

Supplemental guarantor consolidated balance sheet
USD million	UBS AG(standalone)[1,2]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[3]	Eliminationentries	UBS AG(consolidated)
As of 31 December 2019
Assets
Cash and balances at central banks	36,386	60,926	9,756		107,068
Loans and advances to banks	32,888	7,992	17,430	(45,931)	12,379
Receivables from securities financing transactions	56,946	12,536	42,534	(27,771)	84,245
Cash collateral receivables on derivative instruments	22,830	990	8,508	(9,038)	23,289
Loans and advances to customers	88,386	193,543	63,676	(17,612)	327,992
Other financial assets measured at amortized cost	5,723	8,168	11,448	(2,327)	23,012
Total financial assets measured at amortized cost	243,159	284,154	153,351	(102,679)	577,985
Financial assets at fair value held for trading	113,802	53	15,320	(1,479)	127,695
of which: assets pledged as collateral that may be sold or repledged by counterparties	58,599	0	5,386	(22,701)	41,285
Derivative financial instruments	118,708	4,251	29,782	(30,899)	121,843
Brokerage receivables	11,453		6,556	(1)	18,007
Financial assets at fair value not held for trading	49,525	6,701	41,908	(14,498)	83,636
Total financial assets measured at fair value through profit or loss	293,488	11,004	93,565	(46,877)	351,181
Financial assets measured at fair value through other comprehensive income	176		6,169		6,345
Investments in subsidiaries and associates	52,140	28	39	(51,156)	1,051
Property, equipment and software	7,318	1,144	3,749	(385)	11,826
Goodwill and intangible assets	222		6,212	35	6,469
Deferred tax assets[4]	618	0	8,906		9,524
Other non-financial assets	5,060	1,770	857	(140)	7,547
Total assets	602,181	298,101	272,848	(201,202)	971,927

Liabilities
Amounts due to banks	55,738	28,240	35,773	(113,181)	6,570
Payables from securities financing transactions	21,326	565	13,583	(27,696)	7,778
Cash collateral payables on derivative instruments	30,571	98	9,773	(9,027)	31,416
Customer deposits	85,954	239,226	86,550	38,861	450,591
Funding from UBS Group AG and its subsidiaries[5]	47,866				47,866
Debt issued measured at amortized cost	54,317	8,583	5	(70)	62,835
Other financial liabilities measured at amortized cost	5,347	2,666	5,204	(2,844)	10,373
Total financial liabilities measured at amortized cost	301,119	279,379	150,888	(113,956)	617,429
Financial liabilities at fair value held for trading	25,292	383	6,233	(1,317)	30,591
Derivative financial instruments	117,597	4,046	30,089	(30,852)	120,880
Brokerage payables designated at fair value	25,358		11,877	(3)	37,233
Debt issued designated at fair value	65,677		952	(38)	66,592
Other financial liabilities designated at fair value	8,571		31,031	(3,445)	36,157
Total financial liabilities measured at fair value through profit or loss	242,495	4,429	80,184	(35,655)	291,452
Provisions	1,101	196	1,641		2,938
Other non-financial liabilities[4]	1,657	931	3,602	21	6,211
Total liabilities	546,372	284,936	236,314	(149,591)	918,031

Equity attributable to shareholders	55,808	13,165	36,359	(51,611)	53,722
Equity attributable to non-controlling interests			174		174
Total equity	55,808	13,165	36,534	(51,611)	53,896
Total liabilities and equity	602,181	298,101	272,848	(201,202)	971,927
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in an increase in Investments in subsidiaries and associates as of 31 December 2019 of USD 929 million and an increase in Equity attributable to shareholders as of 31 December 2019 of USD 914 million. 3 The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries. 4 Comparative-period information has been restated. Refer to Note 1b for more information. 5 Represents funding from UBS Group AG to UBS AG.

Schedule Of Condensed Cash Flow Statement [Table Text Block]
Supplemental guarantor consolidated statement of cash flows
USD million	UBS AG1	UBSSwitzerland AG1	Other subsidiaries[1]	UBS AG(consolidated)
For the year ended 31 December 2020
Net cash flow from / (used in) operating activities	(14,883)	24,661	26,804	36,581
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	(3)	(43)	(46)
Disposal of subsidiaries, associates and intangible assets[2]	14	0	660	674
Purchase of property, equipment and software	(714)	(162)	(697)	(1,573)
Disposal of property, equipment and software	361	0	3	364
Purchase of financial assets measured at fair value through other comprehensive income	(77)	0	(6,213)	(6,290)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	79	0	4,451	4,530
Net (purchase) / redemption of debt securities measured at amortized cost	(3,021)	132	(1,277)	(4,166)
Net cash flow from / (used in) investing activities	(3,357)	(33)	(3,117)	(6,506)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	23,828	17	0	23,845
Distributions paid on UBS AG shares	(3,848)	0	0	(3,848)
Repayment of lease liabilities	(290)	0	(257)	(547)
Issuance of long-term debt, including debt issued designated at fair value	70,987	1,057	229	72,273
Repayment of long-term debt, including debt issued designated at fair value	(82,930)	(776)	(118)	(83,825)
Funding from UBS Group AG and its subsidiaries[3]	4,606	0	0	4,606
Net changes in non-controlling interests	0	0	(6)	(6)
Net activity related to group internal capital transactions and dividends	2,984	(1,307)	(1,677)	0
Net cash flow from / (used in) financing activities	15,336	(1,009)	(1,829)	12,498

Total cash flow
Cash and cash equivalents at the beginning of the year	39,598	62,551	17,655	119,804
Net cash flow from / (used in) operating, investing and financing activities	(2,905)	23,619	21,859	42,573
Effects of exchange rate differences on cash and cash equivalents	2,706	7,171	1,175	11,053
Cash and cash equivalents at the end of the year[4]	39,400	93,342	40,689	173,430
of which: cash and balances at central banks	34,283	91,638	32,167	158,088
of which: loans and advances to banks	4,085	1,695	8,148	13,928
of which: money market paper[5]	1,032	9	374	1,415
1 Cash flows generally represent a third-party view from a UBS AG consolidated perspective, except for Net activity related to group internal capital transactions and dividends. 2 Includes cash proceeds from the sale of the majority stake in Fondcenter AG of USD 426 million. Also includes dividends received from associates. 3 Represents funding from UBS Group AG to UBS AG. 4 Comprises balances with an original maturity of three months or less. USD 3,828 million of cash and cash equivalents were restricted. 5 Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.

Supplemental guarantor consolidated statement of cash flows
USD million	UBS AG1	UBSSwitzerland AG1	Other subsidiaries[1]	UBS AG(consolidated)
For the year ended 31 December 2019
Net cash flow from / (used in) operating activities	17,531	8,882	(7,608)	18,805
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(6)	0	(20)	(26)
Disposal of subsidiaries, associates and intangible assets[2]	100	0	14	114
Purchase of property, equipment and software	(628)	(173)	(600)	(1,401)
Disposal of property, equipment and software	10	0	1	11
Purchase of financial assets measured at fair value through other comprehensive income	(10)	0	(3,414)	(3,424)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	10	0	3,904	3,913
Net (purchase) / redemption of debt securities measured at amortized cost	(1,045)	437	45	(562)
Net cash flow from / (used in) investing activities	(1,569)	264	(70)	(1,374)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(17,150)	0	0	(17,149)
Distributions paid on UBS AG shares	(3,250)	0	0	(3,250)
Repayment of lease liabilities	(262)	0	(234)	(496)
Issuance of long-term debt, including debt issued designated at fair value	58,437	621	142	59,199
Repayment of long-term debt, including debt issued designated at fair value	(67,113)	(752)	(1,017)	(68,883)
Funding from UBS Group AG and its subsidiaries[3]	5,848	0	0	5,848
Net changes in non-controlling interests	0	0	(8)	(8)
Net activity related to group internal capital transactions and dividends	3,569	(2,055)	(1,514)	0
Net cash flow from / (used in) financing activities	(19,922)	(2,186)	(2,630)	(24,738)

Total cash flow
Cash and cash equivalents at the beginning of the year	42,895	54,757	28,201	125,853
Net cash flow from / (used in) operating, investing and financing activities	(3,960)	6,961	(10,308)	(7,307)
Effects of exchange rate differences on cash and cash equivalents	664	833	(239)	1,258
Cash and cash equivalents at the end of the year[4]	39,598	62,551	17,655	119,804
of which: cash and balances at central banks	36,275	60,926	9,756	106,957
of which: loans and advances to banks	2,697	1,127	7,493	11,317
of which: money market paper[5]	626	498	406	1,530
1 Cash flows generally represent a third-party view from a UBS AG consolidated perspective, except for Net activity related to group internal capital transactions and dividends. 2 Includes dividends received from associates. 3 Represents funding from UBS Group AG to UBS AG. 4 Comprises balances with an original maturity of three months or less. USD 3,192 million of cash and cash equivalents were restricted. 5 Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.

Supplemental guarantor consolidated statement of cash flows
USD million	UBS AG2	UBSSwitzerland AG2	Other subsidiaries[2]	UBS AG(consolidated)
For the year ended 31 December 2018[1]
Net cash flow from / (used in) operating activities	(652)	14,887	13,509	27,744
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(124)	(5)	(158)	(287)
Disposal of subsidiaries, associates and intangible assets[3]	97	0	40	137
Purchase of property, equipment and software	(822)	(170)	(481)	(1,473)
Disposal of property, equipment and software	111	0	3	114
Purchase of financial assets measured at fair value through other comprehensive income	(170)	0	(1,829)	(1,999)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	20	15	1,325	1,361
Net (purchase) / redemption of debt securities measured at amortized cost	(1,000)	2,111	(4,881)	(3,770)
Net cash flow from / (used in) investing activities	(1,888)	1,951	(5,982)	(5,918)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(12,295)	(3)	53	(12,245)
Distributions paid on UBS AG shares	(3,098)	0	0	(3,098)
Issuance of long-term debt, including debt issued designated at fair value	53,294	872	560	54,726
Repayment of long-term debt, including debt issued designated at fair value	(42,759)	(812)	(772)	(44,344)
Funding from UBS Group AG and its subsidiaries[4]	5,956	0	0	5,956
Net changes in non-controlling interests	0	0	(31)	(31)
Net activity related to group internal capital transactions and dividends	3,000	(2,372)	(628)	0
Net cash flow from / (used in) financing activities	4,098	(2,315)	(820)	963

Total cash flow
Cash and cash equivalents at the beginning of the year	41,570	40,961	22,256	104,787
Net cash flow from / (used in) operating, investing and financing activities	1,559	14,523	6,707	22,789
Effects of exchange rate differences on cash and cash equivalents	(234)	(726)	(762)	(1,722)
Cash and cash equivalents at the end of the year[5]	42,895	54,757	28,201	125,853
of which: cash and balances at central banks	36,248	53,490	18,530	108,268
of which: loans and advances to banks	4,849	1,249	9,354	15,452
of which: money market paper[6]	1,798	18	318	2,133
1 Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c of the Annual Report 2018 for more information. 2 Cash flows generally represent a third-party view from a UBS AG consolidated perspective, except for Net activity related to group internal capital transactions and dividends. 3 Includes dividends received from associates. 4 Represents funding from UBS Group Funding (Switzerland) AG to UBS AG. 5 Comprises balances with an original maturity of three months or less. USD 5,245 million of cash and cash equivalents were restricted. 6 Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.